Research and Development Expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Research and Development Expenses
Clinical trial related costs	$ 30,722	$ 38,019
Personnel compensation and related costs (note)	41,083	30,063
Other research and development expenses	6,978	3,908
Research and development expenses	$ 78,783	$ 71,990